Fair Value of Financial Instruments - Schedule of Fair Value by Using Key Inputs (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Digital assets held for other parties			$ 908,000
Marketable securities	$ 49,000	115,000	403,000
Digital assets	787,000	1,016,000	2,097,000
Liabilities:
Liability related to digital assets held for other parties			916,000
BTC Note			14,868,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Recurring [Member]
Assets:
Digital assets held for other parties			908,000
Marketable securities	49,000	115,000	403,000
Digital assets	787,000	1,016,000
Liabilities:
Liability related to digital assets held for other parties			916,000
BTC Note			14,868,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Recurring [Member]
Assets:
Digital assets held for other parties
Marketable securities
Digital assets
Liabilities:
Liability related to digital assets held for other parties
BTC Note
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Assets:
Digital assets held for other parties
Marketable securities
Digital assets
Liabilities:
Liability related to digital assets held for other parties
BTC Note